Financial Risk Management and Fair Value of Financial Instruments - Disclosure of Credit Risk Exposure (Detail) - Trade and Other Receivables and Due from Related Parties and Contract Assets [Member] - Credit risk [member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2024	Dec. 31, 2023
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 407,251	¥ 482,245
Provision on Individual Basis [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(1,410)	(1,200)
Expected Credit Losses [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(79,634)	(51,161)
Accumulated impairment [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ (81,044)	¥ (52,361)
Not later than one year [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	8.90%	8.20%
Not later than one year [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 242,657	¥ 343,782
Not later than one year [member] | Provision on Individual Basis [Member]
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Not later than one year [member] | Expected Credit Losses [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(21,628)	(28,045)
Not later than one year [member] | Accumulated impairment [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ (21,628)	¥ (28,045)
Later than one year [member]
Disclosure of credit risk exposure [line items]
Expected credit loss rate	43.60%	16.70%
Later than one year [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 105,124	¥ 138,463
Later than one year [member] | Provision on Individual Basis [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(1,410)	(1,200)
Later than one year [member] | Expected Credit Losses [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(45,811)	(23,116)
Later than one year [member] | Accumulated impairment [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ (47,221)	¥ (24,316)
One to two years
Disclosure of credit risk exposure [line items]
Expected credit loss rate	20.50%
One to two years | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 59,470
One to two years | Provision on Individual Basis [Member]
Disclosure of credit risk exposure [line items]
Financial assets	0
One to two years | Expected Credit Losses [Member]
Disclosure of credit risk exposure [line items]
Financial assets	(12,195)
One to two years | Accumulated impairment [member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ (12,195)